ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation, Revision of Estimate			$ (7,934)	$ (371,212)
Asset Retirement Obligation, Liabilities Incurred			66,354
Asset Retirement Obligation, Liabilities Settled			66,067
[custom:ReclamationDeposits-0]	75,000		$ 145,000	$ 145,000
[custom:ReclamationDepositRedemption]	$ 70,000